Securities Act Registration No. 333- 183022

Investment Company Act Registration No. 811- 22728

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

¨

Pre-Effective Amendment No._ _

☒

Post-Effective Amendment No._6_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒

☒

Amendment No._6_

(Check appropriate box or boxes.)

Elessar Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1111 Superior Ave

Suite 1310

Cleveland, Ohio 44114

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (216) 357-7412

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave

Suite 1310

Cleveland, Ohio 44114

(Name and Address of Agent for Service)

With copy to:

Richard A. Giesen, Jr.

1111 Superior Ave

Suite 1310

Cleveland, Ohio 44114

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 11th day of February, 2015.

Elessar Funds Investment Trust

By:

/s/ Mitch Krahe

Mitch Krahe Secretary/Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 11th day of February 2015.

Signature	Title
/s/ Richard A. Giesen, Jr.	Trustee
/s/ Kevin Keogh	Trustee
/s/ Charles J. Scheidt, Jr.	Trustee

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase